Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	$ 249,004	$ 222,866
Loans	618,856	576,818
Derivatives	101,560	94,039
Other assets	49,073	44,064
Derivatives	98,543	90,238
Other liabilities	58,137	53,122
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	75	65
Derivatives	97
Assets	172	65
Derivatives	20	84
Other liabilities	30
Liabilities	50	84
Maximum exposure to loss	38,032	38,342
Total assets of unconsolidated structured entities	37,192	37,590
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans	2,718	2,301
Other assets	60	176
Assets	2,778	2,477
Maximum exposure to loss	6,446	5,477
Total assets of unconsolidated structured entities	17,571	15,776
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	1,865	2,721
Assets	1,865	2,721
Maximum exposure to loss	2,123	2,981
Total assets of unconsolidated structured entities	412,046	523,176
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans	6,392	6,292
Assets	6,392	6,292
Maximum exposure to loss	10,756	10,215
Total assets of unconsolidated structured entities	84,282	67,446
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	503	906
Loans	1,517	1,647
Derivatives	83	52
Other assets	244	288
Assets	2,347	2,893
Maximum exposure to loss	2,667	3,556
Total assets of unconsolidated structured entities	293,423	454,567
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	2,443	3,692
Loans	10,627	10,240
Derivatives	180	52
Other assets	304	464
Assets	13,554	14,448
Derivatives	20	84
Other liabilities	30
Liabilities	50	84
Maximum exposure to loss	60,024	60,571
Total assets of unconsolidated structured entities	$ 844,514	$ 1,098,555